Provision for contingencies and judicial deposits - Rollforward of provision for contingencies (Details) - Provision for contingencies - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in provision for contingencies
(=) Balance at the beginning	R$ 181	R$ 546
(+) Provisions made during the year	518	63
(-) Provisions reversed during the year		(26)
(-) Provisions used during the year	(92)	(402)
(=) Balance at the end	R$ 607	R$ 181